******************************* FORM N-Px REPORT *******************************



ICA File Number: 811-22525

Reporting Period: 07/01/2016 - 06/30/2017

Managed Portfolio Series



                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

    FORM N-PX ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY


                  Investment Company Act file number 811-22525

                            MANAGED PORTFOLIO SERIES
               (Exact name of registrant as specified in charter)


                            615 East Michigan Street
                          Milwaukee, Wisconsin  53202
              (Address of principal executive offices) (Zip code)


                           JAMES R. ARNOLD, PRESIDENT
                            MANAGED PORTFOLIO SERIES
                      C/O U.S. BANCORP FUND SERVICES, LLC
                      777 EAST WISCONSIN AVENUE, 5th FLOOR
                          MILWAUKEE, WISCONSIN  53202
                     (Name and address of agent for service)


       Registrant's telephone number, including area code: (414) 765-6802




Date of fiscal year end: DECEMBER 31, 2017

Date of reporting period: JULY 1, 2016 - JUNE 30, 2017


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ITEM 1. PROXY VOTING RECORD.

========================= Friess Small Cap Growth Fund =========================


There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

========== END NPX REPORT

                                   SIGNATURES


Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)  Managed Portfolio Series



By (Signature and Title) /s/ James R. Arnold
                         James R. Arnold, President
                         (Principal Executive Officer)


Date  August 2, 2017